Consolidated Statement of Changes in Stockholders' Equity - MXN ($) $ in Thousands	Capital stock	Legal reserve	Reserve for repurchase of shares	Other comprehensive income	Retained earnings	Non-controlling interest	Total
Balances at January 1 at Dec. 31, 2021	$ 7,767,276	$ 1,989,535	$ 11,554,572	$ 313,582	$ 15,551,586	$ 8,593,505	$ 45,770,056
Comprehensive income:
Net profit for the year					9,986,548	659,376	10,645,924
Effect of foreign currency translation in subsidiaries				(1,031,492)		(736,470)	(1,767,962)
Remeasurement of labor obligations					(1,833)		(1,833)
Total comprehensive income for the year				(1,031,492)	9,984,715	(77,094)	8,876,129
Transfers to legal reserve		295,857			(295,857)
Aerostar's Capital reimbursement, non-controlling interest						(845,245)	(845,245)
Aerostar dividend paid, non-controlling interest						(276,333)	(276,333)
Ordinary and extraordinary dividends paid					(4,509,000)		(4,509,000)
Balance at December 31 at Dec. 31, 2022	7,767,276	2,285,392	11,554,572	(717,910)	20,731,444	7,394,833	49,015,607
Comprehensive income:
Net profit for the year					10,203,713	472,231	10,675,944
Effect of foreign currency translation in subsidiaries				(901,783)		(628,963)	(1,530,746)
Remeasurement of labor obligations					1,644		1,644
Total comprehensive income for the year				(901,783)	10,205,357	(156,732)	9,146,842
Transfers to legal reserve		256,835			(256,835)
Aerostar's Capital reimbursement, non-controlling interest						(102,066)	(102,066)
Aerostar dividend paid, non-controlling interest						(490,185)	(490,185)
Ordinary and extraordinary dividends paid					(5,979,000)		(5,979,000)
Balance at December 31 at Dec. 31, 2023	7,767,276	2,542,227	11,554,572	(1,619,693)	24,700,966	6,645,850	51,591,198
Comprehensive income:
Net profit for the year					13,551,429	479,009	14,030,438
Effect of foreign currency translation in subsidiaries				2,011,178		807,240	2,818,418
Remeasurement of labor obligations					(17,233)		(17,233)
Total comprehensive income for the year				2,011,178	13,534,196	1,286,249	16,831,623
Increase in reserve for repurchase of shares			11,636,626		(11,636,626)
Aerostar's Capital reimbursement, non-controlling interest						(102,067)	(102,067)
Aerostar dividend paid, non-controlling interest						(430,329)	(430,329)
Ordinary and extraordinary dividends paid					(6,277,800)		(6,277,800)
Balance at December 31 at Dec. 31, 2024	$ 7,767,276	$ 2,542,227	$ 23,191,198	$ 391,485	$ 20,320,736	$ 7,399,703	$ 61,612,625